E*TRADE INTERNATIONAL INDEX FUND
SEMI-ANNUAL REPORT


For the six-month period ended June 30, 2001, the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index* (the "EAFE Free Index" or the "Index"). declined 15.47%. For the same period, the E*TRADE International Index Fund (the "Fund") declined 14.89%.

The slowdown in economic growth that had begun in the United States spread throughout the globe during the first half of 2001. Although the U.S. Federal Reserve Board ("the Fed") took an aggressive stance toward lowering reducing short-term interest rates in an effort to ward off recession in the U.S., central banks around the world did not follow suit. Throughout Europe and Asia, markets languished during the period.

As with the U. S., technology and telecommunications stocks were the hardest hit. For the six-month period ended June 30, 2001, the telecommunications industry (8.22% of the Index as of June 30, 2001) fell 31.09%. Because telecommunication stocks represent the largest weighting in the Index, declines in this area dragged down overall Index performance. Within the group, Nokia (1.39% of the Index as of June 30, 2001) dropped 49.18%, Vodafone (1.97% of the Index as of June 30, 2001), fell 39.27%, Nippon Telephone and Telegraph (0.87% of the Index) lost 27.46%, and Deutsche Telekom (0.90% of the Index) declined 23.56%. At the other end of the performance spectrum, gold company stocks delivered the best returns for the Index, gaining 13.66% (although at 0.03% of the Index, these gains contributed little to overall performance). Because gold represents a relatively safe harbor in uncertain economic times, these stocks fared well when technology stocks declined. Automobile stocks (3.76% of the Index) also rose 9.28% during the period, largely due to depreciation of their currencies relative to the U.S. Dollar. Within the group, Toyota Motor Company (1.71% of the Index as of June 30) climbed an impressive 10.46%.

Not surprisingly, those countries whose market indices are heavily weighted in technology and telecommunications stocks were the poorest performers during the first quarter. For example, Finland (1.80% of the Index as of June 30, 2001), home to Nokia, fell 45.64%, and Sweden (2.23% of the Index), home of Ericsson, dropped 29.02%. Countries like France and Germany, where losses in the technology sector were somewhat mitigated by strength in the automobile industry, suffered less severe declines, dropping 19.61% and 16.24%, respectively.

In Asia, Japan (which at 24.27% of the Index at period end has by far the heaviest weighting) fell 8.60%. It was hoped that the spate of mergers among financial institutions in Japan, which created some of the biggest financial institutions in the world, would bolster the Japanese banks and help lift the sagging economy. However, the country continued to teeter on the brink of recession. Weakness in Japan's economy dragged down its neighbors, who rely on Japan to inject capital into their economies. Both Singapore (0.91% of the Index as of June 30) and Hong Kong (2.08% of the Index) felt the effects of Japan's woes, dropping 20.81% and 17.31%, respectively.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

* Morgan Stanley Capital International Europe, Australasia, Far East Free Index TM", EAFE Free IndexTM and EAFETM are trademarks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund or the International Index Master Portfolio (the "Master Portfolio"), nor is it affiliated in any way with the E*TRADE Group, Inc. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI and neither the EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

INTERNATIONAL INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

     SECURITY                                            SHARES         VALUE
     ---------------------------------------------------------------------------

     COMMON STOCKS--96.66%
     AUSTRALIA--2.95%
     ---------------------------------------------------------------------------
     Amcor Ltd.                                          12,308        41,398
     AMP Ltd.                                            12,957       144,789
     Australian Gas & Light Co. Ltd.                      6,392        27,541
     BHP Billiton Ltd.                                   22,860       123,702
     Brambles Industries Ltd.                             2,560        62,435
     Broken Hill Proprietary Co. Ltd.                    21,463       113,305
     Coca-Cola Amatil Ltd.                               18,448        44,993
     Coles Myer Ltd.                                     16,388        52,625
     Commonwealth Bank of Australia                      13,856       240,424
     Computershare Ltd.                                   6,757        21,114
     CSL Ltd.                                             2,340        56,713
     CSR Ltd.                                            21,927        79,102
     Foster's Brewing Group Ltd.                         27,212        75,769
     Gandel Retail Trust                                131,887        74,516
     General Property Trust                              31,275        44,176
     Lend Lease Corp. Ltd.                                6,604        42,111
     National Australia Bank Ltd.                        17,637       314,113
     News Corp. Ltd.                                     24,617       225,378
     OneSteel Ltd.                                +      23,929        11,187
     Orica Ltd.                                          20,482        46,353
     QBE Insurance Group Ltd.                             8,559        51,360
     Rio Tinto Ltd.                                       4,911        85,189
     Santos Ltd.                                         18,130        59,785
     Southcorp Ltd.                                      15,047        58,166
     Suncorp-Metway Ltd.                                  3,435        26,187
     TABCORP Holdings Ltd.                                8,666        41,830
     Telstra Corp. Ltd.                                  91,426       249,922
     Wesfarmers Ltd.                                      5,578        76,835
     Westfield Trust                                        904         1,479
     Westfield Trust - New Shares                        24,939        42,551
     Westpac Banking Corp. Ltd.                          19,557       143,668
     WMC Ltd.                                            17,343        84,419
     Woolworths Ltd.                                     12,627        70,574
     ---------------------------------------------------------------------------
                                                                    2,833,709
     ---------------------------------------------------------------------------

     AUSTRIA--0.14%
     ---------------------------------------------------------------------------
     Oesterreichische Elektrizitaetswirtschafts AG "A"      534        44,301
     OMV AG                                               1,056        88,501
     ---------------------------------------------------------------------------
                                                                      132,802
     ---------------------------------------------------------------------------

     BELGIUM--0.93%
     ---------------------------------------------------------------------------
     AGFA Gevaert NV                                      2,270        32,668
     Colruyt NV                                             984        33,237
     Delhaize-Le Lion SA                                  1,256        74,269
     Dolmen Computer Applications NV              +          64           701

     Electrabel SA                                          609       120,225
     Fortis "B"                                           8,261       199,310
     Groupe Bruxelles Lambert SA                          1,775        99,473
     Interbrew                                    +       1,895        50,693
     KBC Bankverzekerings Holding NV                      3,676       130,700
     PetroFina SA                                 +           1           508
     Solvay SA                                            1,512        74,879
     UCB SA                                               2,324        80,761
     ---------------------------------------------------------------------------
                                                                      897,424
     ---------------------------------------------------------------------------

     DENMARK--0.93%
     ---------------------------------------------------------------------------
     A/S Dampskibsselskabet Svendborg " B"                   11        98,817
     D/S 1912 "B"                                            14        97,112
     Danisco A/S                                            900        32,954
     Danske Bank A/S                                      9,000       161,701
     Group 4 Falck A/S                                      300        34,285
     ISS A/S                                      +         600        35,138
     Novo Nordisk A/S "B"                                 4,690       207,461
     Novozymes A/S "B"                                    1,438        30,006
     Tele Danmark A/S                                     2,800       100,932
     Vestas Wind Systems A/S                              1,390        64,806
     William Demant Holding                       +       1,200        33,432
     ---------------------------------------------------------------------------
                                                                      896,644
     ---------------------------------------------------------------------------

     FINLAND--1.64%
     ---------------------------------------------------------------------------
     Nokia OYJ                                           57,024     1,292,284
     Pohjola Group Insurance Corp. "B"                    1,123        21,818
     Sampo-Leonia Insurance "A"                           5,000        42,539
     Sonera Group OYJ                                     9,560        74,536
     Stonesoft OYJ                                +       5,100        11,009
     Tietoenator OYJ                                      1,471        32,751
     UPM-Kymmene OYJ                                      3,600       101,758
     ---------------------------------------------------------------------------
                                                                    1,576,695
     ---------------------------------------------------------------------------

     FRANCE--10.69%
     ---------------------------------------------------------------------------
     Accor SA                                             2,802       118,245
     Air Liquide                                          1,127       161,904
     Alcatel SA "A"                                      14,682       306,996
     Aventis SA                                           9,307       742,971
     AXA AG                                              20,542       585,166
     BIC SA                                                 943        34,327
     BNP Parisbas SA                              *       5,402       470,109
     Bouygues SA                                  *       4,130       139,570
     Cap Gemini SA                                        1,544       112,408
     Carrefour Supermarche SA                             8,606       455,337
     Coflexip SA                                            301        45,331
     Compagnie de Saint Gobain                    *       1,050       142,664
     Compagnie Generale des Etablissements
        Michelin "B"                                      2,102        66,498
     Dassault Systemes SA                                 1,452        55,953
     Eridania Beghin-Say SA                       *         441        36,213
     Essilor International SA                               211        60,374
     Etablissements Economiques du Casino
        Guichard-Perrachon SA                             1,199       101,146
     France Telecom SA                            *      12,481       594,852
     Groupe Danone                                *       1,735       238,086
     Lafarge SA                                           1,605       137,229
     Lagardere S.C.A.                                     1,738        81,804
     L'Oreal SA                                           7,947       512,972

     LVMH                                                 5,808       292,546
     Pechiney SA "A"                                      1,247        63,339
     Pernod Ricard                                          995        69,744
     Pinault-Printemps-Redoute SA                         1,436       207,875
     PSA Peugeot Citroen                          +         610       165,607
     Publicis Groupe                                      1,884        45,614
     Sagem SA                                               636        31,227
     Sanofi-Synthelabo SA                                 8,713       571,637
     Schneider SA                                 *       1,934       106,911
     Societe EuroFrance SA                                  730        42,332
     Societe Generale "A"                                 5,157       305,376
     Sodexho Alliance SA                                  1,716        80,115
     STMicroelectronics NV                        *      10,797       374,747
     Suez SA                                             10,695       344,045
     Technip SA                                   *         238        30,524
     Thales/Ex Thomson CSF                                2,169        78,533
     Total SA "B"                                 *       9,018     1,262,690
     Union du Credit Bail Immobilier                      1,011        54,860
     Usinor SA                                    *       3,696        38,766
     Valeo SA                                             1,268        51,191
     Vinci SA                                             1,219        77,653
     Vivendi Universal SA                                13,316       776,119
     ---------------------------------------------------------------------------
                                                                   10,271,606
     ---------------------------------------------------------------------------

     GERMANY--8.39%
     ---------------------------------------------------------------------------
     Adidas AG                                              700        42,879
     Allianz AG                                   *       2,949       860,657
     BASF AG                                              7,600       299,813
     Bayer AG                                             8,650       339,404
     Bayerische Hypo-und Vereinsbank AG                   6,747       333,560
     Beiersdorf AG                                        1,094       114,376
     Continental AG                                       2,728        37,366
     DaimlerChrysler AG                           *      12,396       569,288
     Deutsche Bank AG                                     7,488       536,528
     Deutsche Lufthansa AG                                5,028        79,212
     Deutsche Telekom AG                          *      36,699       836,334
     Dresdner Bank AG                             *       6,450       294,579
     EM TV & Merchandising AG                     +       2,278         4,127
     Epcos AG                                               800        43,553
     Fresenius Medical Care AG                            1,287        90,320
     Gehe AG                                              1,500        58,285
     Heidelberger Zement AG                               1,110        47,688
     Karstadtquelle AG                                    1,818        53,820
     Linde AG                                             1,762        74,834
     MAN AG                                               1,748        37,438
     Merck KGaA                                           2,473        85,897
     Metro AG                                             3,981       148,689
     Muenchener Rueckversicherungs-Gesellschaft AG*       2,173       605,578
     Preussag AG                                          2,615        79,251
     RWE AG                                               6,298       250,476
     SAP AG                                               3,727       517,149
     Schering AG                                          2,667       139,980
     Siemens AG                                          10,799       662,784
     Thyssen Krupp AG                                     6,905        90,604
     Veba AG                                      *       9,176       481,145
     Volkswagen AG                                        4,021       188,920
     WCM Beteiligungs & Grundbesi AG              +       4,916        50,189
     ---------------------------------------------------------------------------
                                                                    8,054,723
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     GREECE--0.28%
     ---------------------------------------------------------------------------
     Commercial Bank of Greece                            1,300        46,860
     Credit Bank/ Greece                                  3,400        71,381
     Hellenic Telecommunications Organization SA          4,400        57,511
     National Bank of Greece SA                           3,200        94,759
     ---------------------------------------------------------------------------
                                                                      270,511
     ---------------------------------------------------------------------------

     HONG KONG--1.99%
     ---------------------------------------------------------------------------
     Bank of East Asia Ltd.                              23,000        53,371
     Cathay Pacific Airways Ltd.                         42,000        56,809
     CLP Holdings Ltd.                                   28,200       118,226
     Esprit Holdings Ltd.                                20,000        21,924
     Hang Seng Bank Ltd.                                 23,000       235,899
     Henderson Land Development Co. Ltd.                 18,000        79,848
     Hong Kong & China Gas Co. Ltd.                      66,066        83,005
     Hutchison Whampoa Ltd.                              51,700       521,979
     Johnson Electric Holdings Ltd.                      45,500        62,417
     Li & Fung Ltd.                                      36,000        59,076
     New World Development Co. Ltd.               +      36,000        43,848
     Pacific Century Cyberworks Ltd.              +     195,591        55,802
     Shangri-La Asia Ltd.                                40,000        35,128
     Sino Land Company Ltd.                              54,000        22,502
     Sun Hung Kai Properties Ltd.                        29,000       261,188
     Swire Pacific Ltd. "A"                              20,500       106,182
     Television Broadcasts Ltd.                           7,000        29,436
     Wharf Holdings Ltd.                                 32,000        66,874
     ---------------------------------------------------------------------------
                                                                    1,913,514
     ---------------------------------------------------------------------------

     IRELAND--0.58%
     ---------------------------------------------------------------------------
     Allied Irish Banks PLC                               8,668        99,795
     CRH PLC                                              4,690        79,803
     Eircom PLC                                          17,419        19,096
     Elan Corporation PLC                         +       3,993       251,890
     Irish Life & Permanent PLC                           5,332        55,415
     Kerry Group PLC "A"                                  3,985        45,922
     ---------------------------------------------------------------------------
                                                                      551,921
     ---------------------------------------------------------------------------

     ITALY--4.27%
     ---------------------------------------------------------------------------
     Alitalia SpA                                 +      25,000        30,475
     Arnoldo Mondadori Editore SpA                        4,200        29,902
     Assicurazioni Generali SpA                          14,694       441,590
     Autogrill SpA                                        4,000        43,106
     Autostrade SpA                                      15,000        97,395
     Banca di Roma SpA                            *      20,494        62,700
     Banca Intesa SpA                             *      72,043       254,319
     Benetton Group SpA                           *       3,523        47,241
     Beni Stabili SpA                                     6,022         2,773
     Bipop Carire SpA                                    24,750        93,028
     Bulgari SpA                                          4,250        44,505
     Enel SpA                                     *      74,314       227,104
     ENI SpA                                      *      48,527       591,559
     Fiat SpA                                             5,381       105,227
     Gruppo Editoriale L'Espresso                         5,700        21,521
     Italgas SpA                                          7,750        67,904
     Mediaset SpA                                        15,090       126,978
     Mediobanca Banca SpA                                 8,661        92,529
     Parmalat Finanziaria SpA                            16,900        45,066

     Pirelli SpA                                         26,078        72,630
     Riunione Adriatica di Sicurta SpA            *       9,100       111,856
     San Paolo - IMI SpA                          *      17,543       224,843
     Telecom Italia Mobile SpA                    *     103,599       527,961
     Telecom Italia SpA                           *      10,464        49,960
     Telecom Italia SpA "A"                       *      44,285       397,387
     Tiscali SpA                                  +       2,897        24,500
     Unicredito Italiano SpA                      *      61,384       263,460
     ---------------------------------------------------------------------------
                                                                    4,097,519
     ---------------------------------------------------------------------------

     JAPAN--23.52%
     ---------------------------------------------------------------------------
     Acom Co. Ltd.                                        1,800       158,900
     Advantest Corp.                                      1,200       102,854
     Ajinomoto Co. Inc.                                   8,000        85,824
     Alps Electric Co Ltd                                 3,000        27,951
     Amada Co. Ltd.                                       5,000        25,296
     Asahi Bank Ltd. (The)                               37,000        80,098
     Asahi Breweries Ltd.                                 7,000        78,520
     Asahi Glass Co. Ltd.                                14,000       116,292
     Asahi Kasei Corp.                                   19,000        79,827
     Bank of Fukuoka Ltd.                                11,000        49,391
     Bank of Yokohama Ltd.                               16,000        65,170
     Benesse Corporation                                  1,500        47,025
     Bridgestone Corp.                                   11,000       115,097
     Canon Inc.                                          11,000       444,515
     Casio Computer Co. Ltd.                              6,000        34,878
     Central Japan Railway Co.                               23       142,920
     Chugai Pharmaceutical Co. Ltd.                       4,000        60,840
     Chuo Mitsui Trust & Banking Co. Ltd.                15,000        26,580
     Citizen Watch Co. Ltd.                               5,000        30,468
     Credit Saison Co Ltd                                 2,200        53,448
     CSK Corp.                                            1,100        34,221
     Dai Nippon Printing Co. Ltd.                         9,000       109,830
     Daiichi Pharmaceutical Co. Ltd.                      4,000        92,527
     Daikin Industries Ltd.                               4,000        74,086
     Dainippon Ink & Chemical Inc.                       14,000        39,288
     Daito Trust Construction Co. Ltd.                    2,500        42,395
     Daiwa Bank Ltd. (The)                               32,000        41,565
     Daiwa House Industry Co. Ltd.                        9,000        70,574
     Daiwa Securities Group Inc.                         17,000       177,878
     Denso Corp.                                         11,000       209,910
     East Japan Railway Co.                                  46       265,555
     Ebara Corporation                                    5,000        41,332
     Eisai Co. Ltd.                                       4,000        89,641
     Fanuc Ltd.                                           2,900       144,395
     Fuji Photo Film Co.                                  6,000       258,820
     Fuji Soft ABC Inc.                                     500        29,386
     Fuji Television Network Inc.                             6        34,493
     Fujikura Ltd.                                        5,000        30,468
     Fujitsu Ltd.                                        25,000       262,587
     Furukawa Electric Co. Ltd.                           8,000        63,823
     Gunma Bank Ltd.                                     10,000        47,707
     Heavy Industries Co. Ltd.                           19,000        46,920
     Hirose Electric Co. Ltd.                               600        45,702
     Hitachi Ltd.                                        41,000       402,702
     Honda Motor Co. Ltd.                                12,000       527,261
     Hoya Corp.                                           1,400        88,679
     Isetan Co. Ltd.                                      3,000        31,751

     Itochu Corp.                                        18,000        73,172
     Ito-Yokado Co. Ltd.                                  5,000       230,516
     Japan Airlines Co. Ltd.                             22,000        70,734
     Japan Energy Corp.                                  16,000        33,867
     Japan Tobacco Inc.                                      24       165,491
     JGC Engineering & Construction                       3,000        25,016
     Joyo Bank Ltd.                                      16,000        47,979
     Jusco Co. Ltd.                                       4,000        88,198
     Kajima Corp.                                        18,000        45,895
     Kaneka Corp.                                         7,000        63,366
     Kansai Electric Power Co. Inc.                      10,200       172,972
     Kao Corp.                                            7,000       173,990
     Kawasaki Heavy Industries Ltd.               +      18,000        29,731
     Kawasaki Steel Corp.                                49,000        58,148
     Keihin Electric Express Railway Co. Ltd.            14,000        60,728
     Kinden Corp.                                         7,000        43,497
     Kinki Nippon Railway Co. Ltd.                       17,000        68,153
     Kirin Brewery Co. Ltd.                              13,000       110,592
     Komatsu Ltd.                                        14,000        64,208
     Konami Company Ltd.                                  1,700        77,558
     Konica Corp.                                         5,000        36,722
     Kubota Corp.                                        20,000        79,538
     Kuraray Co. Ltd.                                     6,000        44,644
     Kyocera Corp.                                        2,300       202,854
     Kyowa Hakko Kogyo Co. Ltd.                           7,000        46,584
     Marubeni Corp.                               +      22,000        42,335
     Marui Co. Ltd.                                       5,000        72,161
     Matsushita Electric Industrial Co. Ltd.             25,000       391,278
     Meiji Seika Inc.                                     6,000        31,943
     Minebea Co. Ltd.                                     6,000        39,496
     Mitsubishi Chemical Corp.                           29,000        77,662
     Mitsubishi Corp.                                    19,000       153,104
     Mitsubishi Electric Corp.                           28,000       138,743
     Mitsubishi Estate Co. Ltd.                          15,000       137,949
     Mitsubishi Heavy Industries Ltd.                    40,000       182,488
     Mitsubishi Materials Corp.                          18,000        38,534
     Mitsubishi Rayon Co.                                11,000        38,179
     Mitsubishi Tokyo Financial                   +          69       577,037
     Mitsui & Co. Ltd.                                   19,000       127,815
     Mitsui Fudosan Co. Ltd.                             10,000       107,761
     Mitsui Marine & Fire Insurance Co. Ltd.             11,000        56,271
     Mitsui Mining & Smelting Co.                         7,000        30,925
     Mitsukoshi Ltd.                                      8,000        33,162
     Mizuho Holding Inc.                                    107       497,595
     Murata Manufacturing Co. Ltd.                        3,000       199,407
     NEC Corp.                                           20,000       270,206
     NGK Insulators Ltd.                                  4,000        35,119
     NGK Spark Plug Co. Ltd.                              3,000        28,143
     Nidec Corp.                                            900        46,833
     Nikon Corp.                                          5,000        47,467
     Nintendo Co. Ltd.                                    1,700       309,413
     Nippon COMSYS Corp.                                  3,000        40,651
     Nippon Express Co. Ltd.                             15,000        67,712
     Nippon Meat Packers Inc.                             4,000        48,460
     Nippon Mitusubishi Oil Corp.                        20,000       112,892
     Nippon Sheet Glass Co. Ltd.                          6,000        34,926
     Nippon Steel Corp.                                  83,000       125,778
     Nippon Telegraph & Telephone Corp.                     155       807,809

     Nippon Unipac Holding                        +          13        72,963
     Nippon Yusen Kabushiki Kaisha                       18,000        71,296
     Nishin Flour Milling Co. Ltd.                        4,000        29,763
     Nissan Motor Co. Ltd.                               49,000       338,272
     Nissin Food Products                                 2,200        45,863
     Nitto Denko Corp.                                    2,200        63,502
     Nomura Securities Co. Ltd.                          24,000       459,910
     NSK Ltd.                                             8,000        34,574
     Obayashi Corp.                                      12,000        46,664
     Oji Paper Co. Ltd.                                  14,000        69,259
     Olympus Optical Co. Ltd.                             4,000        64,080
     Omron Corp.                                          4,000        72,322
     Oriental Land Co. Ltd.                               1,300        96,520
     Orix Corp.                                           1,000        97,258
     Osaka Gas Co. Ltd.                                  31,000        99,919
     Pioneer Electronic Corp.                             3,000        91,164
     Promise Co. Ltd.                                     1,500       123,637
     Rohm Co. Ltd.                                        1,400       217,543
     Sankyo Co. Ltd.                                      6,000       108,242
     Sanyo Electric Co. Ltd.                             23,000       145,319
     Secom Co. Ltd.                                       2,500       139,513
     Sega Enterprises Ltd.                        +*      2,000        35,439
     Sekisui Chemical Co. Ltd.                            9,000        37,236
     Sekisui House Ltd.                                  10,000        84,910
     Seventy Seven Bank Ltd.                              7,000        39,569
     Sharp Corp.                                         14,000       190,827
     Shimamura Co. Ltd.                                     500        26,058
     Shimano Inc.                                         2,300        33,895
     Shimizu Corp.                                       14,000        57,135
     Shin-Etsu Chemical Co. Ltd.                          5,000       183,612
     Shionogi & Co. Ltd.                                  5,000       104,234
     Shiseido Co.                                         7,000        65,667
     Shizuoka Bank Ltd.                                   9,000        75,481
     Showa Denko K.K                              +      15,000        21,408
     Showa Shell Sekiyu K.K                               6,000        34,975
     Skylark Co.                                          2,000        56,928
     SMC Corp.                                    *         900        96,336
     Softbank Corp.                                       4,200       137,733
     Sony Corp.                                          11,200       736,370
     Sumitomo Bank Ltd. (The)                            69,000       569,837
     Sumitomo Chemical Co. Ltd.                          21,000        94,796
     Sumitomo Corp.                                      13,000        90,996
     Sumitomo Electric Industries                         9,000       102,037
     Sumitomo Marine & Fire Insurance Co. Ltd.           10,000        55,885
     Sumitomo Metal Industries Ltd                +      55,000        33,072
     Sumitomo Metal Mining Co. Ltd.                       8,000        37,396
     Taiheiyo Cement Corp.                               14,000        29,634
     Taisei Corp.                                        16,000        39,000
     Taisho Pharmaceutical Co. Ltd.                       5,000        94,011
     Taiyo Yuden Co. Ltd.                                 2,000        53,239
     Takara Shuzo Co. Ltd.                                3,000        39,521
     Takashimaya Co. Ltd.                                 6,000        41,854
     Takeda Chemical Industries                          11,000       511,546
     Takefuji Corp.                                       2,100       190,771
     Teijin Ltd.                                         13,000        73,068
     Terumo Corp.                                         3,100        56,919
     Tobu Railway Co. Ltd.                               22,000        70,382
     Toho Co. Ltd.                                          400        47,787

     Tohoku Electric Power Co. Inc.                       6,200       101,162
     Tokio Marine & Fire Insurance Co. Ltd.              18,000       168,136
     Tokyo Broadcasting System                            1,000        19,243
     Tokyo Electric Power Co. Inc.                       15,500       401,419
     Tokyo Electronics Ltd.                               2,200       133,178
     Tokyo Gas Co. Ltd.                                  32,000        97,242
     Tokyu Corp.                                         15,000        81,783
     Toppan Printing Co. Ltd.                             9,000        92,583
     Toray Industries Inc.                               20,000        79,858
     Toshiba Corp.                                       40,000       211,352
     Tostem Corp.                                         4,000        65,747
     Toto Ltd.                                            6,000        41,806
     Toyo Information Systems                             1,000        38,887
     Toyo Seikan Kaisha Ltd.                              3,000        42,960
     Toyota Motor Corp.                                  45,100     1,587,466
     Trans Cosmos Inc.                                      400        16,196
     Uni-Charm Corp.                                      1,300        42,110
     Uny Co Ltd                                           3,000        30,596
     Wacoal Corp.                                         6,000        64,224
     Yakult Honsha Co. Ltd.                               3,000        32,353
     Yamaha Corp.                                         3,000        30,236
     Yamanouchi Pharmaceutical Co. Ltd.                   4,000       112,252
     Yamato Transport Co. Ltd.                            6,000       125,802
     Yokogawa Electric                                    5,000        44,500
     ---------------------------------------------------------------------------
                                                                   22,591,035
     ---------------------------------------------------------------------------

     NETHERLANDS--5.51%
     ---------------------------------------------------------------------------
     ABN AMRO Holding NV                                 18,467       346,901
     Aegon NV                                            16,178       455,373
     Akzo Nobel NV                                        3,586       151,786
     ASM Lithography Holding NV                   +       5,749       128,921
     Burhmann NV                                          1,897        17,890
     Elsevier NV                                          9,276       115,432
     Getronics NV                                         6,034        25,030
     Hagemeyer NV                                         1,677        32,297
     Heineken NV                                          4,759       191,878
     ING Groep NV                                 +      11,742       767,380
     Koninklijke Ahold NV                                 9,970       312,282
     Philips Electronics NV                              15,933       422,311
     QIAGEN NV                                    +       1,900        41,820
     Royal Dutch Petroleum Co.                           26,080     1,500,857
     Royal KPN NV                                 *      15,530        88,085
     TNT Post Group NV                                    5,882       122,742
     Unilever NV - CVA                                    6,784       406,602
     VOPAK                                                3,083        63,290
     Wolters Kluwer NV - CVA                              3,728       100,201
     ---------------------------------------------------------------------------
                                                                    5,291,078
     ---------------------------------------------------------------------------

     NEW ZEALAND--0.07%
     ---------------------------------------------------------------------------
     Telecom Corp. of New Zealand Ltd.                   29,345        66,390
     ---------------------------------------------------------------------------
                                                                       66,390
     ---------------------------------------------------------------------------

     NORWAY--0.44%
     ---------------------------------------------------------------------------
     DnB Holding ASA                                     16,900        73,314
     Norsk Hydro ASA                                      4,415       187,035
     Orkla ASA                                            4,712        85,298
     Telenor ASA                                  +       8,100        33,404
     Tomra Systems ASA                                    2,600        40,939

     ---------------------------------------------------------------------------
                                                                      419,990
     ---------------------------------------------------------------------------

     PORTUGAL--0.53%
     ---------------------------------------------------------------------------
     Banco Comercial Portugues SA "R"             +      26,209        97,623
     Banco Espirito Santo e Comercial de Lisboa SA        4,483        61,290
     Banco Portuguese de Invest SA                        9,264        21,488
     Brisa-Auto Estradas de Portugal SA                   6,621        56,050
     Cimentos de Portugal SA                              2,292        44,432
     Electricidade de Portugal SA                        34,855        83,209
     Portugal Telecom SA                          +      16,327       113,889
     Portugal Telecom SGPS SA                            16,327         2,211
     Sonae SGPS SA                                       42,816        30,810
     ---------------------------------------------------------------------------
                                                                      511,002
     ---------------------------------------------------------------------------

     SINGAPORE--0.85%
     ---------------------------------------------------------------------------
     Capitaland Ltd.                              +      38,000        52,140
     Chartered Semiconductor Manufacturing Ltd.   +      16,000        40,043
     City Developments Ltd.                              15,000        58,041
     DBS Group Holdings Ltd.                             17,652       129,823
     Oversea-Chinese Banking Corp Ltd. -
        Ordinary Shares                                  17,350       113,318
     Singapore Airlines Ltd.                      +      16,000       110,648
     Singapore Press Holdings Ltd.                        5,000        54,885
     Singapore Technologies Engineering Ltd.             38,000        53,808
     Singapore Telecommunications Ltd.            +      75,000        78,210
     United Overseas Bank Ltd.                           15,392        97,150
     Venture Manufacturing Ltd.                           4,000        26,564
     ---------------------------------------------------------------------------
                                                                      814,630
     ---------------------------------------------------------------------------

     SPAIN--3.06%
     ---------------------------------------------------------------------------
     Altadis SA                                           5,342        76,154
     Autopistas Concesionaria Espanola SA                 7,939        72,181
     Banco Bilbao Vizcaya SA                             39,486       510,759
     Banco Santander Central Hispano SA                  56,061       507,801
     Endesa SA                                    *      13,522       215,661
     Fomento de Construcciones y Contratas SA             2,945        56,094
     Gas Natural SDG SA                                   6,235       100,814
     Grupo Dragados SA                                    3,688        46,363
     Iberdrola SA                                        11,954       153,312
     Repsol YPF SA                                       16,467       271,832
     Sociedad General de Aguas de Barcelona SA            4,180        57,572
     Telefonica SA                                +      55,999       690,227
     Union Electrica Fenosa SA                            4,548        84,895
     Zardoya Otis SA                                      6,980        62,634
     Zeltia SA Rights                             +       2,783        28,318
     ---------------------------------------------------------------------------
                                                                    2,934,617
     ---------------------------------------------------------------------------

     SWEDEN--2.23%
     ---------------------------------------------------------------------------
     ASSA Abloy AB "B"                                    4,800        68,569
     AssiDoman AB                                         1,400        29,067
     Atlas Copco AB "B"                                   2,419        47,890
     Drott AB "B"                                         2,450        25,546
     Electrolux AB "B"                            *       5,594        77,342
     Hennes & Mauritz AB "B"                             10,076       172,633
     NetCom AB "B"                                +       2,025        65,761
     Nordea AB                                           35,183       200,392
     OM Gruppen AB                                        1,450        18,383
     Sandvik AB                                           3,895        78,363

     Securitas AB "B"                                     4,665        81,640
     Skandia Forsakrings AB                              12,520       115,017
     Skandinaviska Enskilda Banken (SEB) "A"              9,300        88,426
     Skanska AB "B"                                       7,552        71,459
     Svenska Cellulosa AB "B"                             3,625        76,760
     Svenska Handelsbanken AB "B"                         7,900       112,854
     Swedish Match AB                                    16,628        77,906
     Telefonakfiebolaget Ericsson AB "B"          *      94,408       516,044
     Telia AB                                     *      17,800        89,938
     Volvo AB "A"                                         2,500        36,517
     Volvo AB "B"                                         5,102        76,399
     WM-Data AB "B"                                       6,155        18,264
     ---------------------------------------------------------------------------
                                                                    2,145,170
     ---------------------------------------------------------------------------

     SWITZERLAND--6.50%
     ---------------------------------------------------------------------------
     ABB Ltd.                                            15,072       228,077
     Adecco SA                                            2,300       108,253
     Credit Suisse Group                          +       3,688       606,306
     Gebruder Sulzer AG                                      95        30,232
     Givaudan - Foreign Registered                +         133        36,886
     Holcim Ltd.                                          1,020        50,051
     Holcim Ltd. "B"                                        405        82,467
     Kudelski SA - Bearer                                   640        53,765
     Lonza AG                                               100        58,360
     Nestle SA                                            4,590       975,482
     Novartis AG                                         35,250     1,275,705
     Roche Holding AG - Bearer                            2,000       163,009
     Roche Holding AG - Genusschein                       8,561       616,790
     Schindler Holding AG                                    38        42,282
     Schweizerische Rueckversicherungs-Gesellschaft         170       339,726
     SGS Societe Generale de Surveillance Holding SA        140        25,314
     Swatch Group AG                              +         200        42,560
     Swatch Group AG "B"                          +          47        47,067
     Swisscom AG                                            928       220,971
     Syngenta AG                                  +       1,613        84,803
     UBS AG                                               5,424       777,034
     Unaxis Holding AG "R"                                  200        28,151
     Zurich Financial Services AG                         1,031       351,611
     ---------------------------------------------------------------------------
                                                                    6,244,902
     ---------------------------------------------------------------------------

     UNITED KINGDOM--21.16%
     ---------------------------------------------------------------------------
     Abbey National PLC                                  17,325       303,345
     Airtours PLC                                         7,987        32,462
     AMVESCAP PLC                                         9,206       159,893
     Arm Holdings PLC                             +      11,906        44,958
     AstraZeneca PLC                                     21,322       993,443
     AWG PLC                                              5,916        49,920
     BAA PLC                                             12,784       118,660
     BAE Systems PLC                                     37,622       180,157
     Barclays PLC                                        20,154       617,891
     Bass PLC                                            12,240       127,898
     BBA Group PLC                                        8,354        29,430
     BG Group PLC                                        41,786       164,691
     Blue Circle Industries PLC                           8,817        61,038
     BOC Group PLC                                        6,753        98,770
     Boots Co. PLC                                       11,868       100,311
     BP Amoco PLC                                       274,568     2,256,976
     British Airways PLC                                 14,961        72,378

     British American Tobacco PLC                        26,851       203,915
     British Land Co. PLC                                 7,760        52,929
     British Sky Broadcasting Group PLC           +      22,735       218,697
     British Telecommunications PLC                     104,243       646,268
     Bunzl PLC                                            7,064        48,679
     Cadbury Schweppes PLC                               24,486       165,121
     Canary Wharf Finance PLC                     +       9,565        74,523
     Capita Group PLC                                     8,619        56,061
     Carlton Communications PLC                           9,248        43,700
     Celltech Group PLC                           +       3,550        59,811
     Centrica PLC                                        48,433       154,787
     CGU PLC                                             26,982       373,010
     Chub PLC                                            15,278        35,721
     CMG PLC                                              7,717        33,753
     Compass Group PLC                            +      27,501       220,066
     Corus Group PLC                                     51,927        44,366
     Diageo PLC                                          40,660       446,020
     Dixons Group PLC                                    24,969        81,818
     Electrocomponents PLC                                5,851        44,270
     EMI Group PLC                                       10,180        57,553
     Exel PLC                                             4,881        52,135
     GKN PLC "B"                                          9,548        91,578
     GlaxoSmithKline PLC                                 75,027     2,110,284
     Granada Compass PLC                                 35,491        74,496
     Great Universal Stores PLC                          12,943       110,761
     Halifax Group PLC                                   27,547       318,449
     Hammerson PLC                                        4,412        29,783
     Hanson PLC                                          10,233        75,337
     Hays PLC                                            22,158        57,103
     Hilton Group PLC                                    25,162        84,575
     HSBC Holdings PLC                                  112,400     1,331,771
     Imperial Chemical Industries PLC                    10,723        62,885
     International Power PLC                      +      16,708        70,433
     Invensys PLC                                        43,730        83,026
     J Sainsbury PLC                                     24,067       150,026
     Johnson Matthey PLC                                  3,522        53,098
     Kidde PLC                                    +      16,008        18,348
     Kingfisher PLC                                      18,249        98,744
     Land Securities PLC                                  6,367        78,260
     Lattice Group PLC                            +      43,537        97,201
     Legal & General Group PLC                           61,756       140,044
     Lloyds TSB Group PLC                                66,862       669,035
     Logica PLC                                           5,724        69,471
     Marconi PLC                                         35,278       125,523
     Marks & Spencer PLC                                 37,999       140,011
     Misys PLC                                            7,480        52,282
     National Grid Group PLC                             17,493       128,911
     Nycomed Amersham PLC "A"                             9,180        66,488
     P&O Princess Cruises PLC                            12,391        64,477
     Pearson PLC                                          9,741       160,555
     Peninsular & Oriental Steam Navigation Co. PLC      14,694        54,969
     Pilkington PLC                                      17,362        24,539
     Provident Financial PLC                              3,673        38,406
     Prudential Corp. PLC                                23,719       287,206
     Psion PLC                                            7,170         9,075
     Railtrack Group PLC                                  7,258        34,092
     Reed International PLC                              15,549       137,764
     Rentokil Initial PLC                                27,771        94,124

     Reuters Group PLC                                   17,557       227,900
     Rio Tinto PLC                                       13,179       233,904
     RMC Group PLC                                        4,043        38,948
     Royal Bank of Scotland Group PLC                    33,526       717,929
     Sage Group PLC                                      16,813        60,058
     Schroders PLC                                        3,718        42,745
     Scottish Power PLC                                  22,568       165,992
     Slough Estates PLC                                   7,368        35,697
     Smith & Nephew PLC                                  13,497        70,041
     Smiths Group PLC                                     8,306        96,370
     Tesco PLC                                           83,705       301,949
     3i Group PLC                                         7,240       108,540
     Unilever PLC                                        34,853       293,602
     United Utilities PLC                                 7,650        72,459
     Vodafone Group PLC ADR                             827,503     1,832,919
     Wolseley PLC                                         9,736        72,706
     WPP Group PLC                                       13,910       136,937
     ---------------------------------------------------------------------------
                                                                   20,327,250
     ---------------------------------------------------------------------------

     TOTAL COMMON STOCKS
     (Cost: $110,739,369)                                          92,843,132
     ---------------------------------------------------------------------------


     SECURITY                                            SHARES         VALUE
     ---------------------------------------------------------------------------

     PREFERRED STOCKS--0.34%
     AUSTRALIA--0.23%
     ---------------------------------------------------------------------------
     News Corp. Ltd.                                     27,308       218,811
     ---------------------------------------------------------------------------
                                                                      218,811
     ---------------------------------------------------------------------------

     GERMANY--0.11%
     ---------------------------------------------------------------------------
     Hugo Boss AG                                           100        27,894
     Prosieben Satellite Media AG                         2,200        31,884
     Volkswagen AG                                +       1,600        49,289
     ---------------------------------------------------------------------------
                                                                      109,067
     ---------------------------------------------------------------------------

     TOTAL PREFERRED STOCKS
     (Cost: $362,623)                                                 327,878
     ---------------------------------------------------------------------------


     SECURITY                                        FACE AMOUNT    VALUE
     ---------------------------------------------------------------------------

     SHORT TERM INSTRUMENTS--6.86%

     ---------------------------------------------------------------------------
     Dreyfus Money Market Fund                    ++  2,443,148     2,443,148
     Federal Home Loan Mortgage Corporation
     Discount Note
     3.86%, 07/03/01                              ++    391,758       391,758
     Goldman Sachs Financial Square Prime
     Obligation Fund                              ++  1,304,909     1,304,909
     Providian Temp Cash Money Market Fund        ++  2,443,148     2,443,148
     ---------------------------------------------------------------------------

     TOTAL SHORT TERM INSTRUMENTS
     (Cost: $6,582,963)                                             6,582,963
     ---------------------------------------------------------------------------


     SECURITY                                        FACE AMOUNT    VALUE
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     REPURCHASE AGREEMENT--2.59%

     ---------------------------------------------------------------------------
     Investors Bank & Trust Tri-Party Repurchase
     Agreement, dated 06/29/01, due 07/02/01 with a
     maturity value of $2,486,359 and an
     effective yield of 3.70%.                        2,485,592     2,485,592
     ---------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
     (Cost: $2,485,592)                                             2,485,592
     ---------------------------------------------------------------------------


     TOTAL INVESTMENTS IN SECURITIES -- 106.45%
     (Cost $120,170,547)                                          102,239,565
     ---------------------------------------------------------------------------
     Other Assets, Less Liabilities -- (6.45%)                     (6,192,116)
     ---------------------------------------------------------------------------
     NET ASSETS -- 100.00%                                       $ 96,047,449
     ===========================================================================


*    Denotes all or part of security on loan. See Note 4.
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------



ASSETS
Investment in International Index Master Portfolio ("Master Portfolio"), at market value (Note 1)          $ 7,239,032
                                                                                                           -----------
LIABILITIES
Accrued administration fee (Note 2)                                                                              2,018
Distribution to shareholders                                                                                    23,738
Accrued advisory fee (Note 2)                                                                                       20
                                                                                                           -----------
       TOTAL LIABILITIES                                                                                        25,776
                                                                                                           -----------
TOTAL NET ASSETS                                                                                           $ 7,213,256
                                                                                                           ===========
NET ASSETS CONSIST OF:
Paid-in capital                                                                                              9,537,917
Net investment income                                                                                           28,744
Net realized loss on investments, futures contracts and foreign currency exchange contracts                   (246,824)
Net unrealized depreciation of investments, futures contracts and foreign currency exchange contracts       (2,106,581)
                                                                                                           ===========
TOTAL NET ASSETS                                                                                           $ 7,213,256
                                                                                                           ===========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                                                     867,732
                                                                                                           ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                             $      8.31
                                                                                                           ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Dividends                                                                    $    83,071
       Interest                                                                           6,645
       Expenses (Note 2)                                                                 (9,520)
                                                                                    -----------
                NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                    80,196
                                                                                    -----------
EXPENSES (NOTE 2):
       Advisory fee                                                                         764
       Administration fee                                                                10,658
                                                                                    -----------
       TOTAL EXPENSES                                                                    11,422
                                                                                    -----------
NET INVESTMENT INCOME                                                                    68,774
                                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN
CURRENCY ALLOCATED FROM MASTER PORTFOLIO
Net realized loss on:
       Sale of investments                                                               (1,821)
       Futures contracts and foreign currency exchange contracts                        (14,498)
Net change in unrealized depreciation of:
       Investments                                                                   (1,293,239)
       Future contracts and foreign currency translations                               (11,768)
                                                                                    -----------
                NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
                FUTURE CONTRACTS AND FOREIGN CURRENCY EXCHANGE
                CONTRACTS ALLOCATED FROM MASTER PORTFOLIO                            (1,321,326)
                                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $(1,252,552)
                                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the Six Months Ended
                                                                         June 30, 2001          For the Year Ended
                                                                          (Unaudited)           December 31, 2000
                                                                    ------------------------    ------------------

DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                       $    68,774             $    98,229
Net realized loss on sale of investments                                        (16,319)               (219,911)
Net change in unrealized appreciation/(depreciation) of investments,
    futures contracts and foreign currency exchange contracts                (1,305,007)             (1,238,710)
                                                                            -----------             -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         (1,252,552)             (1,360,392)
                                                                            -----------             -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                        (48,597)                (90,721)
                                                                            -----------             -----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                              1,236,869               7,874,631
Value of shares issued in reinvestment of dividends and distributions            23,627                  88,814
Cost of shares redeemed                                                        (911,173)             (4,258,694)
                                                                            -----------             -----------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK          349,323               3,704,751
                                                                            -----------             -----------
REDEMPTION FEES                                                                   1,150                  11,517
                                                                            -----------             -----------
NET (DECREASE)/INCREASE IN NET ASSETS                                          (950,676)              2,265,155
NET ASSETS:
Beginning of period                                                           8,163,932               5,898,777
                                                                            -----------             -----------
END OF PERIOD                                                               $ 7,213,256             $ 8,163,932
                                                                            ===========             ===========
SHARE TRANSACTIONS:
Number of shares sold                                                           136,245                 713,923
Number of shares reinvested                                                       2,818                   8,106
Number of shares redeemed                                                      (102,185)               (396,701)
                                                                            -----------             -----------
NET INCREASE IN SHARES OUTSTANDING                                               36,878                 325,328
                                                                            ===========             ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                            Period from
                                                                       Six                               October 22, 1999
                                                                   Months Ended                            (commencement
                                                                  June 30, 2001      Year Ended         of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                             (Unaudited)6   December 31, 2000 6     December 31, 1999 6
                                                                 ---------------- -----------------     --------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $  9.83           $ 11.67                  $ 10.00
                                                                     -------           -------                  -------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                              0.08              0.12                     0.00 2
     Net realized and unrealized (loss) gain on investments            (1.54)            (1.86)                    1.67
                                                                     -------           -------                  -------
     TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                    (1.46)            (1.74)                    1.67
                                                                     -------           -------                  -------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                          (0.06)            (0.11)                   (0.00)2
                                                                     -------           -------                  -------


REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                0.00 2            0.01                       -- 2
                                                                     -------           -------                  -------
NET ASSET VALUE, END OF PERIOD                                       $  8.31           $  9.83                  $ 11.67
                                                                     =======           =======                  =======

TOTAL RETURN                                                          (14.89)%4         (14.92)%                16.74 % 1
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                        $ 7,213           $ 8,164                  $ 5,899
     Ratio of expenses to average net assets                            0.55%             0.55% 5                  0.55% 3,5
     Ratio of net investment income to average net assets               1.82%             1.15%                    0.24% 3
     Portfolio turnover rate of Master Portfolio                        0.00% 7,4        45.00%                   39.00% 8

------------
   1 For the period October 22, 1999 (commencement of operations) to
     December 31, 1999 and not indicative of a full year's operating results.
   2 Rounds to less than $0.01.
   3 Annualized.
   4 Not annualized.
   5 The Investment Advisor voluntarily agreed to pay the non-affiliated trustee expenses for the Fund for the period October 22, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percertage of average net assets would have remained unchanged at 0.55% for the period from October 22, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
   6 Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate shares of the income and expenses of the International Index Master Portfolio.
   7 Rounds to less than 1%.
   8 For the period October 1, 1999 to December 31, 1999.

    The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2001

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE International Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2001 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE
Technology Index Fund. These financial statements contain the E*TRADE International Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (the "EAFE Free Index").* The Fund seeks to achieve its objective by investing in the International Index Master Portfolio (the "Master Portfolio"). The Master Portfolio, in turn, seeks to match the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the EAFE Free Index.

* "Morgan Stanley Capital International Europe, Australasia, Far East Free Index
(TM)", "EAFE Free Index (TM)", and "EAFE (TM)" are trademarks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund or the International Index Master Portfolio (the "Master Portfolio"), nor is it affiliated in any way with the E*TRADE Group, Inc. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI, and neither the EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.


INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of that Master Portfolio. As of June 30, 2001, the value of the Fund's investment was 7.54% of the outstanding interests of the Master Portfolio.

The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.


SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. The premiums are amortized and discounts are accreted using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

As of December 31, 2000, for federal income tax purposes, the Fund had a capital loss carryforward of $156,021 expiring in 2008. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the period ended June 30, 2001, the Fund has elected to defer $30,648 of capital losses attributable to Post-October losses.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

FORWARD  CURRENCY EXCHANGE CONTRACTS

A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.


REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter of the Master Portfolio's average daily net assets. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.28% of its average daily net assets for its services as administrator of the Fund.

The Fund's investment in the Master Portfolio is subject to an administrative fee of 0.10% of the first $1 billion, and 0.07% thereafter, of its average daily net assets to Barclays Global Investors, N.A. and Stephens, Inc., the Master
Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2001.

3.   PORTFOLIO SECURITIES LOANED

As of June 30, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government obligations and money market mutual funds. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost:  $120,170,547) (Note 1)+         $102,239,565
Cash                                                                           9
Cash pledged for margin requirements (Note 1)                            403,753
Foreign currency, at value (Cost: $70,505)                                70,567
Receivables:
       Dividends and interest                                            248,722
Unrealized gain on forward currency exchange contracts                    63,894
                                                                    ------------
Total Assets                                                         103,026,510
                                                                    ------------
LIABILITIES
Payables:
       Due to broker - variation margin                                  197,256
       Collateral for securities loaned (Note 4)                       6,582,963
       Advisory fees (Note 2)                                             32,403
       Administration fees (Note 2)                                       32,588
Unrealized loss on forward currency exchange contracts                   133,851
                                                                    ------------
Total Liabilities                                                      6,979,061
                                                                    ------------
NET ASSETS                                                          $ 96,047,449
                                                                    ============

--------------------------------------------------------------------------------

+    Includes securities on loan with a market value of $6,230,918. See Note 4.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------


NET INVESTMENT INCOME
       Dividends (Net of foreign withholding tax of $153,126)                        $  1,104,486
       Interest                                                                            47,385
       Securities lending income                                                           29,636
                                                                                     ------------
Total investment income                                                                 1,181,507
                                                                                     ------------
EXPENSES (NOTE 2)
       Advisory fees                                                                       74,741
       Administration fees                                                                 49,827
                                                                                     ------------
Total expenses                                                                            124,568
                                                                                     ------------
Net investment income                                                                   1,056,939
                                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized loss on sale of investments                                           (24,397)
       Net realized loss on sale of futures contracts                                     (93,010)
       Net realized loss on foreign currency transactions                                 (95,553)
       Net change in unrealized appreciation (depreciation) of investments            (16,662,253)
       Net change in unrealized appreciation (depreciation) of futures contracts          (42,344)
       Net change in unrealized appreciation (depreciation) on translation of
          assets and liabilities in foreign currencies                                   (106,890)
                                                                                     ------------
Net loss on investments                                                               (17,024,447)
                                                                                     ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $(15,967,508)
                                                                                     ============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                       FOR THE SIX MONTHS
                                                                       ENDED JUNE 30, 2001   FOR THE YEAR ENDED
                                                                           (UNAUDITED)        DECEMBER 31, 2000
                                                                       ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
       Net investment income                                              $  1,056,939         $  1,038,737
       Net realized gain (loss)                                               (212,960)           1,485,818
       Net change in unrealized appreciation (depreciation)                (16,811,487)         (13,054,638)
                                                                          -------------        -------------
Net decrease in net assets resulting from operations                       (15,967,508)         (10,530,083)
                                                                          -------------        -------------
INTERESTHOLDER TRANSACTIONS:
       Contributions                                                        15,561,664           96,549,910
       Withdrawals                                                          (9,369,893)         (43,819,294)
                                                                          -------------        -------------
Net increase in net assets resulting from interestholder transactions        6,191,771           52,730,616
                                                                          -------------        -------------
Increase (decrease) in net assets                                           (9,775,737)          42,200,533

NET ASSETS:
Beginning of period                                                        105,823,186           63,622,653
                                                                          -------------        -------------
End of period                                                             $ 96,047,449         $105,823,186
                                                                          =============        =============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the International Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolio as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).


     FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.


     As of June 30, 2001, open futures contracts outstanding were as follows:

-----------------------------------------------------------------------------
     NUMBER OF   FUTURES      EXPIRATION         NOTIONAL    NET UNREALIZED
     CONTRACTS     INDEX            DATE   CONTRACT VALUE      DEPRECIATION
----------------------------------------------------------------------------
     26          Euro 50      09/21/01          $ 944,238        $ (27,878)
      8          FSTE 100     09/01/01            635,783          (28,520)
     25          Nikkei 300   09/17/01            517,158           (3,968)
                                                                 ---------
                                                                 $ (60,366)
----------------------------------------------------------------------------


     The Master Portfolio has pledged to a broker a cash balance in the amount of $403,753 for initial margin requirements.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreement held by the Master Portfolio at June 30, 2001 was fully collateralized by U.S. Government obligations with a rate of 6.75%, a maturity date of 5/15/05 and an aggregate market value of $2,543,976.

     FORWARD  CURRENCY EXCHANGE CONTRACTS

     A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

     As of June 30, 2001, the Master Portfolio held the following foreign currency and cross currency exchange contracts:

----------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS
----------------------------------------------------------------------------------------------------------------
                                      U.S.                                     U.S.
                                      DOLLAR                                   DOLLAR    EXCHANGE     UNREALIZED
CONTRACTS TO DELIVER                  VALUE      IN EXCHANGE FOR               VALUE      DATE           LOSS
----------------------------------------------------------------------------------------------------------------
36,177       British Pound Sterling  $50,813      6,160,698     Japanese Yen  $49,585    08/03/01     $ (1,228)
----------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                 $ (1,228)
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------------------------------------------
                            FOREIGN CURRENCY    EXCHANGE   FOREIGN CURRENCY   U.S. DOLLAR    UNREALIZED
CURRENCY                    PURCHASED/SOLD       DATE       COST/PROCEEDS      VALUE         GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
PURCHASE CONTRACTS
British Pound Sterling          1,051,437       08/03/01      $1,493,879      $1,476,798     $ (17,081)
Euro Dollar                     2,704,777       08/03/01       2,376,023       2,288,259       (87,764)
Japanese Yen                  135,954,858       08/03/01       1,122,013       1,094,242       (27,771)
----------------------------------------------------------------------------------------------------------------
TOTAL                                                                                        $(132,616)
----------------------------------------------------------------------------------------------------------------
SALE CONTRACTS
British Pound Sterling            513,223       08/03/01      $  728,000      $  720,848     $   7,152
Euro Dollar                         1,805       07/02/01           1,531           1,528             3
                                1,432,792       08/03/01       1,247,000       1,212,152        34,848
Japanese Yen                      524,450       07/02/01           4,199           4,206            (7)
                               89,221,956       08/03/01         740,000         718,109        21,891
----------------------------------------------------------------------------------------------------------------
TOTAL                                                                                        $  63,887
----------------------------------------------------------------------------------------------------------------


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter, of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.10% of the first $1 billion, and 0.07%
thereafter, of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001 these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2001, were as follows:

                         Purchases at cost            $5,580,693
                         Sales proceeds                  229,488

     At June 30, 2001, the cost of investments for federal income tax purposes was $120,170,547. Net unrealized depreciation aggregated $17,930,982, of which $2,795,211 represented gross unrealized appreciation on securities and $20,726,193 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

      The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S Government Agency obligations and money market mutual funds. The market value of the securities on loan at June 30, 2001 was $6,230,918 and the value of the related collateral was $6,582,963.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

---------------------------------------------------------------------------------------------------------
                                                                   SIX          FOR THE       FOR THE
                                                               MONTHS ENDED   YEAR ENDED    PERIOD ENDED
                                                               JUNE 30, 2001  DECEMBER 31,  DECEMBER 31,
                                                               (UNAUDITED)        2000          1999*
---------------------------------------------------------------------------------------------------------

      Ratio of expenses to average net assets                +     0.25%           0.25%         0.25%
      Ratio of net investment income to average net assets   +     2.12%           1.47%         0.82%
      Portfolio turnover rate                                         0%**           45%           39%
      Total return                                               (14.62)%++      (14.85)%       20.50%++

---------------------------------------------------------------------------------------------------------

*    PERIOD FROM OCTOBER 1, 1999  (COMMENCEMENT  OF  OPERATIONS) TO DECEMBER 31,
     1999.
**   ROUNDS TO LESS THAN 1%.
+    ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
++   NOT ANNUALIZED.
---------------------------------------------------------------------------------------------------------